Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Basic and diluted income available to common stockholders (in thousands)	$ 14,022	$ 260	$ 41,060	$ 3,080
Basic weighted average number of shares	77,265,022	55,971,121	77,229,234	55,935,859
Effect of dilutive potential share options:	317,802	335,436	321,658	337,674
Diluted weighted average number of shares	77,582,824	56,306,557	77,550,892	56,273,533